Transactions with Director Related Entities and Related Parties (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended				3 Months Ended		9 Months Ended			12 Months Ended
	Jan. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2014 EUR (€)	Jun. 30, 2014 USD ($) ft²	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($) shares	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) ft² shares	Dec. 31, 2013 USD ($) ft² shares	Dec. 31, 2012 shares	Dec. 31, 2014 EUR (€) ft²
Related Party Transaction [Line Items]
Investments in joint ventures		$ 0			$ 13,928		$ 13,928			$ 0	$ 39,385
Shares granted, gross | shares										30,000	30,000	25,000
Area of real estate property | ft²		8,999,528			21,078,596		21,078,596			8,999,528	3,987,631		8,999,528
Operating leases, rent expense					$ 394	$ 381	$ 1,172		$ 474
Proceeds from sale of joint venture investment to a director related entity											$ 8,275
Milwaukee, Wisconsin [Member] | Three Properties Acquired [Member]
Related Party Transaction [Line Items]
Purchase price of property	$ 19,750
Area of real estate property | ft²	450,000
Milwaukee, Wisconsin [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Area of real estate property | ft²		450,000								450,000			450,000
Gramercy Europe [Member]
Related Party Transaction [Line Items]
Payments to acquire limited partnership interests		$ 0	€ 0				15,393	€ 13,594
Investments in joint ventures		$ 0								$ 0
Equity method investment, ownership percentage		19.80%								19.80%			19.80%
Fifth Fee Owner Llc [Member]
Related Party Transaction [Line Items]
Area of real estate property | ft²		6,580		6,580						6,580			6,580
Operating leases, rent expense					$ 94	$ 92	282		$ 276
Fifth Fee Owner Llc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Operating leases, rent expense, minimum				$ 368						$ 368
Fifth Fee Owner Llc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Operating leases, rent expense, minimum				$ 466						466
Mr. Holliday CEO of SL Green Realty Corp [Member]
Related Party Transaction [Line Items]
Shares granted, gross | shares									1,500
Shares granted, vested | shares						1,125			1,125
Chief Executive Officer [Member] | Gramercy Europe [Member]
Related Party Transaction [Line Items]
Investments in joint ventures		$ 1,500								1,500			€ 1,250
Chief Executive Officer [Member] | Gramercy European Property Fund Commited [Member]
Related Party Transaction [Line Items]
Payments to acquire limited partnership interests							1,500	1,250
Managing Directors [Member] | Gramercy Europe [Member]
Related Party Transaction [Line Items]
Investments in joint ventures		$ 1,500								$ 1,500			€ 1,250
Managing Directors [Member] | Gramercy European Property Fund Commited [Member]
Related Party Transaction [Line Items]
Payments to acquire limited partnership interests							$ 1,500	€ 1,250